Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Year Ended December 31, 2015
	Quarter
	First	Second	Third	Fourth
	(Unaudited) (In thousands, except for per share data)
Net sales	$2,318,730	$2,828,892	$2,569,090	$2,070,324
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	1,741,310	2,177,887	1,895,772	1,706,406
Direct operating expenses (exclusive of depreciation and amortization)	215,311	224,723	234,440	228,451
Selling, general and administrative expenses	55,803	59,540	54,465	55,437
Loss (gain) and impairments on disposal of assets, net	282	(387)	(52)	208
Maintenance turnaround expense	105	593	490	836
Depreciation and amortization	49,926	51,143	51,377	52,845
Total operating costs and expenses	2,062,737	2,513,499	2,236,492	2,044,183
Operating income	255,993	315,393	332,598	26,141
Other income (expense):
Interest income	163	201	186	153
Interest expense and other financing costs	(24,957)	(27,316)	(26,896)	(26,434)
Other, net	3,206	4,024	4,327	1,604
Income before income taxes	234,405	292,302	310,215	1,464
Provision for income taxes	(59,437)	(78,435)	(92,117)	6,034
Net income	174,968	213,867	218,098	7,498
Less net income (loss) attributed to non-controlling interests	68,979	79,948	64,795	(6,047)
Net income attributable to Western Refining, Inc.	$105,989	$133,919	$153,303	$13,545
Basic earnings per common share	$1.11	$1.40	$1.61	$0.14
Diluted earnings per common share	$1.11	$1.40	$1.61	$0.14

	Year Ended December 31, 2014
	Quarter
	First	Second	Third	Fourth
	(Unaudited) (In thousands, except for per share data)
Net sales	$3,725,143	$4,351,290	$4,052,324	$3,024,816
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	3,160,737	3,731,169	3,379,555	2,448,502
Direct operating expenses (exclusive of depreciation and amortization)	198,349	203,463	218,183	230,639
Selling, general and administrative expenses	58,732	54,640	57,206	55,442
Affiliate severance costs	9,399	3,479	—	—
Loss (gain) and impairments on disposal of assets, net	886	119	(66)	7,591
Maintenance turnaround expense	46,446	—	1,883	140
Depreciation and amortization	46,410	47,848	46,910	49,398
Total operating costs and expenses	3,520,959	4,040,718	3,703,671	2,791,712
Operating income	204,184	310,572	348,653	233,104
Other income (expense):
Interest income	195	221	483	289
Interest expense and other financing costs	(28,957)	(27,801)	(18,250)	(22,054)
Loss on extinguishment of debt	(8)	(1)	—	—
Other, net	1,482	983	(2,816)	2,397
Income before income taxes	176,896	283,974	328,070	213,736
Provision for income taxes	(49,199)	(93,407)	(80,713)	(69,285)
Net income	127,697	190,567	247,357	144,451
Less net income attributed to non-controlling interests	42,151	33,871	60,608	13,516
Net income attributable to Western Refining, Inc.	$85,546	$156,696	$186,749	$130,935
Basic earnings per common share	$1.07	$1.88	$1.85	$1.34
Diluted earnings per common share	$0.88	$1.56	$1.84	$1.33